UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Mutuals Advisors, Inc
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Address:    700 N. Pearl St
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            Suite 900
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            Dallas, TX 75201
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Form 13F File Number:   28- 12695
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E. Scott
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Title:      Chief Compliance Officer
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

         /s/ David E. Scott            New York, New York           11/13/08
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               [Signature]                [City, State]               [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     41
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Form 13F Information Table Value Total:     $125,625
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F: All Funds as of 9/30/08

Name of Issuer                 Title of Class      CUSIP         Market      Shares/   Investment    Other Managers   Sole   Shared
                                                                 Value $    Quantity   Discretion
                                                                (x1,000)
ALTRIA GROUP INC                           COM    02209S103       3,869       195,000     OTHER      GNI Capital, Inc.       195,000
AT&T INC                                   COM    00206R102         335        12,000     OTHER      GNI Capital, Inc.        12,000
BOEING CO                                  COM    097023105       6,739       117,500     OTHER      GNI Capital, Inc.       117,500
BRITISH AMERN TOB PLC            SPONSORED ADR    110448107       6,820       110,000     OTHER      GNI Capital, Inc.       110,000
CITIGROUP INC                              COM    172967101         277        13,500     OTHER      GNI Capital, Inc.        13,500
DIAGEO P L C                      SPON ADR NEW    25243Q205       9,813       142,500     OTHER      GNI Capital, Inc.       142,500
E TRADE FINANCIAL CORP                     COM    269246104         280       100,000     OTHER      GNI Capital, Inc.       100,000
FIRST SOLAR INC                            COM    336433107         453         2,400     OTHER      GNI Capital, Inc.         2,400
GENERAL DYNAMICS CORP                      COM    369550108       3,865        52,500     OTHER      GNI Capital, Inc.        52,500
HOLOGIC INC                                COM    436440101         309        16,000     OTHER      GNI Capital, Inc.        16,000
IMPERIAL TOBACCO GROUP PLC       SPONSORED ADR    453142101       3,043        47,500     OTHER      GNI Capital, Inc.        47,500
INTERNATIONAL GAME TECHNOLOGY              COM    459902102       3,951       230,000     OTHER      GNI Capital, Inc.       230,000
ISHARES INC                        MSCI TAIWAN    464286731         915        85,000     OTHER      GNI Capital, Inc.        85,000
ISHARES TR                       US TIPS BD FD    464287176       1,013        10,000     OTHER      GNI Capital, Inc.        10,000
ISHARES TR                       MSCI EAFE IDX    464287465         394         7,000     OTHER      GNI Capital, Inc.         7,000
ISHARES TR                      RUSSELL1000GRW    464287614       2,913        60,000     OTHER      GNI Capital, Inc.        60,000
ISHARES TR                        MSCI GRW IDX    464288885       1,698        30,000     OTHER      GNI Capital, Inc.        30,000
ISHARES TR                      MBS FIXED BDFD    464288588       1,532        15,000     OTHER      GNI Capital, Inc.        15,000
ISHARES TR                      MSCI EMERG MKT    464287234       2,072        60,000     OTHER      GNI Capital, Inc.        60,000
LAS VEGAS SANDS CORP                       COM    517834107       3,069        85,000     OTHER      GNI Capital, Inc.        85,000
LILLY ELI & CO                             COM    532457108         638        14,500     OTHER      GNI Capital, Inc.        14,500
LOCKHEED MARTIN CORP                       COM    539830109       8,225        75,000     OTHER      GNI Capital, Inc.        75,000
LORILLARD INC                              COM    544147101      10,673       150,000     OTHER      GNI Capital, Inc.       150,000
MEDCO HEALTH SOLUTIONS INC                 COM    58405U102         383         8,500     OTHER      GNI Capital, Inc.         8,500
NORTHROP GRUMMAN CORP                      COM    666807102       3,148        52,000     OTHER      GNI Capital, Inc.        52,000
OIL SVC HOLDRS TR                DEPOSTRY RCPT    678002106       1,467        10,000     OTHER      GNI Capital, Inc.        10,000
OPTIONSXPRESS HLDGS INC                    COM    684010101         282        14,500     OTHER      GNI Capital, Inc.        14,500
OSI PHARMACEUTICALS INC                    COM    671040103         493        10,000     OTHER      GNI Capital, Inc.        10,000
PHILIP MORRIS INTL INC                     COM    718172109      14,190       295,000     OTHER      GNI Capital, Inc.       295,000
POWERSHARES ETF TRUST           FTSERAFI FINAN    73935X237         731        24,707     OTHER      GNI Capital, Inc.        24,707
POWERSHARES ETF TRUST           HLTHCR SEC POR    73935X351         904        36,000     OTHER      GNI Capital, Inc.        36,000
POWERSHARES ETF TRUST           FTSE RAFI 1000    73935X583       1,634        36,000     OTHER      GNI Capital, Inc.        36,000
RAYTHEON CO                            COM NEW    755111507       7,010       131,000     OTHER      GNI Capital, Inc.       131,000
RYDEX ETF TRUST                                   78355W403       1,824        61,300     OTHER      GNI Capital, Inc.        61,300
SELECT SECTOR SPDR TR             SBI INT-TECH    81369Y803       1,588        80,000     OTHER      GNI Capital, Inc.        80,000
SPDR SERIES TRUST               S&P OILGAS EXP    78464A730       1,572        35,000     OTHER      GNI Capital, Inc.        35,000
SPIRIT AEROSYSTEMS HLDGS INC          COM CL A    848574109       4,218       262,500     OTHER      GNI Capital, Inc.       262,500
TENET HEALTHCARE CORP                      COM    88033G100         472        85,000     OTHER      GNI Capital, Inc.        85,000
WISDOMTREE TRUST                JP SMALLCP DIV    97717W836       1,342        35,000     OTHER      GNI Capital, Inc.        35,000
WMS INDS INC                               COM    929297109       6,573       215,000     OTHER      GNI Capital, Inc.       215,000
WYNN RESORTS LTD                           COM    983134107       4,898        60,000     OTHER      GNI Capital, Inc.        60,000